Consolidated Statements of Operations ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥) ¥ / shares shares		Dec. 31, 2018 USD ($) $ / shares shares		Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Net revenues	¥ 13,408,421		$ 1,950,174		¥ 8,886,390	¥ 3,707,358
Cost and expenses:
Cost of revenues (including share-based compensation of RMB18,521, RMB13,547 and RMB 21,661 in 2016, 2017 and 2018, respectively)	(7,182,897)		(1,044,709)		(4,373,377)	(1,619,327)
Research and development (including share-based compensation of RMB37,455, RMB59,190 and RMB 152,806 in 2016, 2017 and 2018, respectively)	(760,644)		(110,631)		(346,144)	(208,647)
Sales and marketing (including share-based compensation of RMB39,139, RMB79,032 and RMB 142,927 in 2016, 2017 and 2018, respectively)	(1,812,262)		(263,583)		(1,467,376)	(647,238)
General and administrative (including share-based compensation of RMB115,724, RMB183,204 and RMB 263,419 in 2016, 2017 and 2018, respectively)	(640,023)		(93,087)		(422,005)	(259,712)
Total cost and expenses	(10,395,826)		(1,512,010)		(6,608,902)	(2,734,924)
Other operating income	253,697		36,899		156,764	2,659
Income (loss) from operations	3,266,292		475,063		2,434,252	975,093
Interest income	272,946		39,698		145,568	54,603
Interest expense	(56,503)		(8,218)
Impairment loss on long-term investments	(43,200)		(6,283)		(30,085)	(39,283)
Income before income tax and share of income on equity method investments	3,439,535		500,260		2,549,735	990,413
Income tax expense	(699,648)		(101,760)		(445,001)	(34,638)
Income before share of income on equity method investments	2,739,887		398,500		2,104,734	955,775
Share of income on equity method investments	48,660		7,077		39,729	23,194
Net income	2,788,547		405,577		2,144,463	978,969
Less: net loss attributable to non-controlling interest	(27,228)		(3,960)		(3,635)
Net income attributable to Momo Inc.	2,815,775		409,537		2,148,098	978,969
Net income attributable to ordinary shareholders	¥ 2,815,775		$ 409,537		¥ 2,148,098	¥ 978,969
Net income per share attributable to ordinary shareholders
Basic | (per share)	¥ 6.92		$ 1.01		¥ 5.44	¥ 2.54
Diluted | (per share)	¥ 6.59		$ 0.96		¥ 5.17	¥ 2.41
Weighted average shares used in calculating net income per ordinary share
Basic	407,009,875		407,009,875		394,549,323	377,335,923
Diluted	433,083,643	[1]	433,083,643	[1]	415,265,078	407,041,165

[1]	The calculation of the weighted average number of ordinary shares for the purpose of diluted net income per share has considered the effect of certain potentially dilutive securities. For the year ended December 31, 2016, an incremental weighted average number of 7,155,060 nonvested restricted shares and an incremental weighted average number of 22,550,182 ordinary shares from the assumed exercise of share options and vesting of restricted share units using the treasury stock method were included.